Note 11 - Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	December 31, 2012	June 30, 2013
Issued and outstanding	15,038,483	15,173,467
Reserved for share option plans	4,617,834	4,482,850
	19,656,317	19,656,317